Intangible Assets and Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Contract liabilities:
Unfavorable contract rights, Beginning Balance	$ (2,169)	$ (3,686)
Amortization income	759	1,517
Unfavorable contract rights, Ending Balance	$ (1,410)	$ (2,169)